Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

October 30, 2008

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Wells Fargo Funds Trust; File Nos. 333-74295; 811-09253

Ladies/Gentlemen:

In connection with the registration of Wells Fargo Funds Trust (the “Trust”) under the Investment Company Act of 1940 (the “1940 Act”) and the issuance of securities by it under the Securities Act of 1933 (the “1933 Act”), enclosed for filing pursuant to Rule 497(j) of the 1933 Act is a Rule 497(j) Certificate. The Certificate reflects that the Prospectuses and related Statements of Additional Information describing the Wells Fargo Advantage Municipal Income Funds of the Trust do not differ materially from the Prospectuses and Statements of Additional Information for the aforementioned Funds contained in Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on October 28, 2008.

If you have any questions, please contact the undersigned at (415) 396-8489.

Sincerely,

/s/ Alexander Kymn

Alexander Kymn

Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the “Trust”) that the Prospectuses and related Statements of Additional Information describing the Wells Fargo Advantage Municipal Income Funds of the Trust, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information for the aforementioned Funds contained in Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on October 28, 2008.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 30th day of October, 2008.

Witness:
WELLS FARGO FUNDS TRUST

By: /s/Johanne F. Castro	By: /s/Carol Lorts
Name: Johanne F. Castro	Carol Lorts
Title: Assistant Secretary	Assistant Secretary